Accumulated Other Comprehensive Income - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Gains (Losses) on intracompany foreign currency transactions that are of a long-term-investment nature	¥ 2,838,981	$ 399,098	¥ (259,012)